Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

11.      Accounts Payable and Accrued Liabilities

	February 29 2020 $	August 31 2019 $
Accounts Payable
Trades payable	55,593	31,463
Sales tax payable	—	63,616
Accrued Liabilities
Trades payable	6,097	41,332
Balance – ending	61,690	136,411

11.	Accounts Payable and Accrued Liabilities

	August 31	August 31
	2019	2018
	$	$
Accounts Payable
Trades Payable	31,463	14,378
Sales Tax Payable	63,616	1,869
Accrued Liabilities
Trades Payable	41,332	19,538
Balance – Ending	136,411	35,785